COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Bandwidth USD ($)	Dec. 31, 2012 Bandwidth CNY	Dec. 31, 2012 Licensed copyrights USD ($)	Dec. 31, 2012 Licensed copyrights CNY	Dec. 31, 2012 Office USD ($)	Dec. 31, 2012 Office CNY	Dec. 31, 2011 Office CNY	Dec. 31, 2010 Office CNY
Operating lease commitments
Rent-free period for payments under operating leases	1 month	6 months
Advance notice period for renewal of leases	1 month	3 months
Total office rental expenses							$ 6,943	43,257	19,622	13,342
Future minimum payments under non-cancelable operating leases
2013			50,096	312,102			12,527	78,043
2014			9,169	57,125			7,682	47,862
2015			2,728	16,993			3,551	22,125
2016							422	2,631
Total			61,993	386,220			24,182	150,661
Future minimum payments under non-cancelable licensed copyrights
2013					50,173	312,582
2014					19,017	118,480
Total					$ 69,190	431,062